Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005


                                                November 6, 2003

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re:   AllianceBernstein Capital Reserves
                    (File Nos. 2-61564 and 811-2835)
                  AllianceBernstein Government Reserves
                    (File Nos. 2-63315 and 811-2889)


Dear Sir or Madam:

         On behalf of the above-referenced funds (each, a "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and Statement of Additional Information of each Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. Each Fund's post-effective amendment was filed electronically with the Securities and Exchange Commission on October 29, 2003.





                                                Sincerely,

                                                /s/ Paul M. Miller
                                                ---------------------
                                                    Paul M. Miller




00250.0185 #440111